RELATED PARTY TRANSACTlONS	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTlONS

17.	RELATED PARTY TRANSACTlONS

The Company’s related parties include companies under common control as well as key management personnel.

Transactions with key management personnel

The Company’s key management consists of directors and executives. The key management personnel remuneration totals $364,970 (2025 - $358,112) and benefits total $46,486 (2025 - $35,975) for the quarter ended March 31, 2026. The accounts payable and accrued liabilities related to key management personnel totals $285,253 as at March 31, 2026 (2025 - $321,763). All amounts represent short-term employee benefits.